Convertible Promissory Notes (Details 5)			12 Months Ended
	Nov. 02, 2016	Sep. 09, 2016	Oct. 31, 2018 USD ($) shares	Jan. 26, 2018 USD ($)	Jan. 15, 2018 USD ($)	Dec. 15, 2017 USD ($)	Nov. 14, 2017 USD ($)	Nov. 07, 2017 USD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2017 USD ($)	Oct. 23, 2017 USD ($)	Oct. 20, 2017 USD ($)	Jul. 26, 2017 USD ($)	Feb. 01, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.68%	0.59%
Expected volatility	156.70%	152.32%
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Principal Amount					$ 1,000,000	$ 1,000,000	$ 550,000	$ 300,000
Accrued at a rate						25.00%	50.00%	50.00%
Accrued interest			$ 127,915										$ 13,185
Grown Rogue Unlimited LLC [Member] | Warrants issued
IfrsStatementLineItems [Line Items]
Principal Amount											$ 50,000	$ 100,000		$ 100,000
Accrued at a rate											50.00%	50.00%		15.00%
Extend accrued at a rate												30.00%
Accrued interest			26,219	$ 6,458					$ 11,209
Grown Rogue Unlimited LLC [Member] | Derivative warrant liabilities expired
IfrsStatementLineItems [Line Items]
Accrued interest			$ 40,000							$ 1,507
Conversion Option Four [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate			1.41%
Expected life			11 months 1 day
Expected volatility			70.00%
Share price | shares			612
Units outstanding at time of conversion			$ 10,000
Conversion price at time of conversion			$1,000 - $1,500